INVESTMENT IN ASSOCIATE - Immaterial Associates (Details) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020 USD ($) associate	Dec. 31, 2019 USD ($)
Disclosure of associates [line items]
Number of immaterial interests in associates acquired | associate			2
Investments in associates			$ 34.3	$ 120.3
Share of loss of associates (Note 24)			$ (1.0)	$ (16.3)
Nomad Royalty Company | Maximum
Disclosure of associates [line items]
Proportion of ownership interest in associate			20.00%
Monarch Gold Corporation
Disclosure of associates [line items]
Proportion of ownership interest in associate	7.10%	6.00%
Monarch Gold Corporation | Maximum
Disclosure of associates [line items]
Proportion of ownership interest in associate			20.00%
Individually immaterial associates
Disclosure of associates [line items]
Investments in associates			$ 34.3
Share of loss of associates (Note 24)			$ 3.1